UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name: Discovery Global Opportunity Master Fund, Ltd.

Address:    c/o BISYS Hedge Fund Services (Cayman) Limited
            P.O. Box 1748
            Cayman Corporate Center
            27 Hospital Road
            George Town, Grand Cayman KY1-1109
            Cayman Islands

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Robert Citrone
Title:      Director
Phone:      (203) 838-3188


Signature, Place and Date of Signing:

/s/ Robert Citrone           South Norwalk, Connecticut      February 13, 2007
--------------------------   --------------------------    ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


     028-XXXXX                  Discovery Capital Management, LLC
   ---------------------------------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total: $0
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.         Form 13F File Number                 Name

NONE        NONE                                 NONE









SK 02848 0001 747276